Long-term Debt (Details) - USD ($)		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Balance - net of current portion		$ 753,715
Face Value [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		150,000		50,000
Long term debt issued		15,000	[1]	50,000	[2]
Long term debt issued	[3]			50,000
Interest expense on long-term debt
Debt repayments		(151,000)
Proceeds (12.4)		600,000
Debt repayments (12.4)		(75,126)
Interest accretion
Ending Balance		538,874		150,000
Less: current portion		46,099
Balance - net of current portion		492,775
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		150,000		50,000
Long term debt issued		15,000	[1]	50,000	[2]
Long term debt issued	[3]			50,000
Interest expense on long-term debt
Debt repayments		(151,000)
Proceeds (12.4)		600,000
Debt repayments (12.4)		(75,126)
Interest accretion		260,940
Ending Balance		799,814		150,000
Less: current portion		46,099
Balance - net of current portion		753,715
Interests Payable [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		7,979		10,444
Long term debt issued			[1]		[2]
Long term debt issued	[3]
Interest expense on long-term debt		24,854		9,535
Debt repayments		(23,466)		(12,000)
Proceeds (12.4)
Debt repayments (12.4)
Interest accretion
Ending Balance		9,367		$ 7,979
Less: current portion		9,367
Balance - net of current portion

[1]	On December 5, 2019: Principal of $15,000 with simple interest accrued at a rate of 60% per annum and a maturity of 60 days. On February 18, 2020, all principal and interest were repaid. This amount was owed to a key member of management.
[2]	On October 2, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. On December 5, 2019 an additional $15,000 was advanced under the same terms and conditions. On February 18, 2020 all outstanding principal and accrued interest of $13,274 (October 31, 2019 - $2,384) was repaid in full. This amount was owed to a director and officer of the Company.
[3]	On October 17, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. On February 18, 2020 all outstanding principal and accrued interest of $9,041 (October 31, 2019 - $1,151) was repaid in full. This amount was owed to a key member of management.